PREFERRED SHARES (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	1 Months Ended
	Mar. 31, 2014	Oct. 31, 2013
Series Y preferred shares
Preferred Shares [Line Items]
Stock redeemed during period (in shares)	4
Redemption price per share (in Canadian dollars per share)	CAD 50
Gross payment for preferred stock redemption	CAD 200
Series U preferred shares
Preferred Shares [Line Items]
Stock redeemed during period (in shares)		4
Redemption price per share (in Canadian dollars per share)		CAD 50
Gross payment for preferred stock redemption		CAD 200